Convertible Debentures	9 Months Ended
Jul. 31, 2011
Convertible Debt Disclosure [Abstract]
Convertible Debt Disclosure [Text Block]
5.	Convertible Debentures

Anthony M. Frank

In December 2008, the Company authorized a private offering to sell up to $2,500,000 in convertible debentures.  On March 16, 2009, the Company’s largest stockholder, Anthony M. Frank, purchased $75,000 of the convertible debentures.  The debenture matures on March 16, 2012 and is convertible at any time at the option of the holder into the Company’s common stock at a fair market value of eighty percent (80%) of the lowest closing bid price per share for the twenty (20) trading days immediately preceding conversion.  The debentures are also redeemable by the Company:  1) if before three months at one hundred twenty percent (120%) of the principal value, plus interest; or 2) if after three months, at one hundred thirty one percent (131%) of principal, plus interest.

During the nine months ended July 31, 2011, the Company expensed $5,610 in accrued interest on the above debenture.  The intrinsic value of the beneficial conversion feature (which represents the twenty percent (20%) discount in the conversion price of the common stock) was determined to be $18,750 and is being amortized over the three-year life of the debenture.  The Company expensed $4,675 of this cost during the nine months ended July 31, 2011.

Asher Enterprises, Inc.

On August 16, 2010, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $50,000.  The Note matured on May 18, 2011 and is convertible into common shares at a thirty nine percent (39%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  The Note provided that Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on September 8, 2010, less a $3,000 reimbursement to Asher for fees and expenses related to the referenced agreements. The debentures carry a beneficial conversion feature allowing conversion at the option of the holder at any time after purchase into common stock at sixty one percent (61%) of the average of the lowest three closing bids during the ten trading days ending one trading day prior to the date the conversion notice is sent.  The Company calculated the intrinsic value of the conversion feature as of the date of issuance of the debentures (using the same criteria as noted above) and fully amortized the $31,967 cost as of July 31, 2011 pursuant to the fact that between March 9 and April 25, 2011, Asher converted the full principal balance of the Note, plus $2,000 in accrued interest, into 20,480,039 shares of common stock at prices ranging from $0.0018 to $0.0035 per share.

On October 5, 2010, the Company entered into a second Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $37,500.  The Note matured on July 8, 2011 and was convertible into common shares at a thirty nine percent (39%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  The Note provided that Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on October 12, 2010, less a $2,500 reimbursement to Asher for fees and expenses related to the referenced agreements.  The value of the conversion feature, $23,975, was fully amortized as of July 31, 2011 pursuant to the fact that between May 19 and July 11, 2011, Asher converted the full principal balance of the Note, plus $1,500 in accrued interest, into 33,283,731 shares of common stock at prices ranging from $0.0009 to $0.0016 per share.   The Company granted Asher an extension until July 11, 2011 to complete the conversion of this Note.

On October 26, 2010, Asher Enterprises entered into third a Purchase Agreement with an unaffiliated note holder to purchase the Amended and Restated ten percent (10%) Convertible Note issued to the latter by the Company in the aggregate amount of $64,865 for a $60,000 loan made to the Company in June 2009, plus the $4,865 in interest accrued on such loan.  The Note matures on May 31, 2012 and is convertible into common shares at a forty two percent (42%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date.  The Company has calculated the intrinsic value of the conversion feature to be $46,971 as of the date of issuance of the debentures using the same criteria as noted above.  Between November 2, 2010 and January 26, 2011, Asher converted the entire principal amount of the note into a total of 13,741,791 shares of common stock at prices ranging from $.0034 to $.0075 per share.

On November 19, 2010, the Company entered into a fourth Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $35,000.  The Note matured on August 23, 2011 and was convertible into common shares at a thirty nine (39%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on December 3, 2010, less a $2,500 reimbursement to Asher for fees and expenses related to the referenced agreements.  The value of the conversion feature, $22,377, is being amortized over the life of the loan and the Company has expensed $13,426 of that amount as of July 31, 2011.  Between July 19 and July 31, 2011, Asher converted $26,600 of the principal amount of this Note into 66,500,000 shares of common stock at $0.0004 per share.  See also Note 9 – “Subsequent Events.”

On December 6, 2010, Asher Enterprises entered into a fifth Purchase Agreement with an unaffiliated note holder to purchase the Amended and Restated eight percent (8%) Convertible Note issued to the latter by the Company in the principal amount of $25,000 for a loan made to the Company in December 2009.  The Note matures on December 31, 2011 and is convertible into common shares at a forty two percent (42%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date.  The Company calculated the intrinsic value of the conversion feature to be $18,159 as of the date of issuance of the debentures using the same criteria as noted above.  During December 2010, Asher converted the entire principal amount of the note into a total of 7,823,519 shares of common stock at prices ranging from $.003 to $.0034 per share.

On January 25, 2011, the Company entered into a sixth Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $32,500. The Note matures on September 25, 2011 and is convertible into common shares at a thirty nine (39%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on February 18, 2011, less a $2,500 reimbursement to Asher for fees and expenses related to the referenced agreements.  The value of the conversion feature, $20,779, is being amortized over the life of the loan and the Company has expensed $14,314 of that amount as of July 31, 2011.

On April 12, 2011, the Company entered into a seventh Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $37,500.  The Note matures on January 14, 2012 and is convertible into common shares at a thirty nine (39%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on May 9, 2011, less a $2,500 reimbursement to Asher for fees and expenses related to the referenced agreements.  The value of the conversion feature, $23,975, is being amortized over the life of the loan and the Company has expensed $9,768 of that amount as of July 31, 2011.

On June 21, 2011, the Company entered into an eighth Securities Purchase Agreement with Asher Enterprises, Inc. in connection with the issuance of an eight percent (8%) convertible note in the aggregate principal amount of $30,000.  The Note matures on March 23, 2012 and is convertible into common shares at a forth five (45%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date, commencing one hundred eighty (180) days following the date of the Note.  The Company received the proceeds of the Note on July 7, 2011, less a $2,500 reimbursement to Asher for fees and expenses related to the referenced agreements.  The value of the conversion feature, $24,545, is being amortized over the life of the loan and the Company has expensed $3,636 of that amount as of July 31, 2011.

On August 2, 2011, the Company received an additional $22,500 from Asher Enterprises, net of a $2,500 reimbursement for fees and expenses.  See Note 9 – “Subsequent Events.”

Concurrent with the issuance of these notes to Asher, the Company, as requested by the above creditor, has instructed it stock transfer agent to reserve an agreed upon number of shares of the Company’s common stock to be issued if the notes are converted.  As of July 31, 2011, there have been are 42,062,123 shares reserved, but are not considered as issued and outstanding.

Other Convertible

On November 10, 2010, the Company borrowed $64,868 from an unaffiliated party on terms similar to the Asher notes.  The Notes matures on May 31, 2012 and bears interest at the rate of ten percent (10%) per annum.  The Note is convertible into common shares at a forty two percent (42%) discount to the average of the lowest three closing bid prices of the common stock during the ten trading days prior to the conversion date.  Asher may convert any or all of the unpaid principal note prior to the maturity date.  The Company calculated the intrinsic value of the conversion feature to be $46,973 as of the date of issuance of the debentures using the same criteria as noted above and is amortizing the expense over the life of the loan.   The Company has expensed $21,674 with regard to this beneficial conversion feature as of July 31, 2011.